Note 6 - Fixed Assets, Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,479,116	$ 13,905	$ 1,505,361	$ 46,919